Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE MEDICINE ETF	Feb. 10, 2023
Fidelity Disruptive Medicine ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(21.71%)
Since Inception	3.45%
Fidelity Disruptive Medicine ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.71%)
Since Inception	3.20%
Fidelity Disruptive Medicine ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.85%)
Since Inception	2.57%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXIM
Average Annual Return:
Past 1 year	19.29%
Since Inception	3.17%	[1]

[1]	A From April 16, 2020